Long-term debt (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Long term debt	$ 411,737	$ 143,490
Current portion of long-term debt	57,249	17,628
Non-current portion of non-current borrowings	$ 354,488	125,862
Spread on variable rate	3.46%
Non-current advances from related parties		452,723
First ranking hypothec
Disclosure of detailed information about borrowings [line items]
Loan guaranteed	$ 250,000
Percentage on assets for loans guaranteed	20.00%
Founder shareholders
Disclosure of detailed information about borrowings [line items]
Loan guaranteed	$ 125,000
Canada Economic Development for Quebec Regions
Disclosure of detailed information about borrowings [line items]
Long term debt	52,385	58,672
Monthly instalments	$ 1,667
Effective interest rate	8.85%
Non-current advances from related parties	$ 452,723
Government assistance loan
Disclosure of detailed information about borrowings [line items]
Long term debt	$ 26,859
Interest rate	5.00%
Amount of loan forgiven on early repayment	$ 10,000
Term loan one
Disclosure of detailed information about borrowings [line items]
Long term debt	82,493	$ 84,818
Monthly instalments	$ 630
Interest rate	6.24%
Term loan two
Disclosure of detailed information about borrowings [line items]
Long term debt	$ 250,000
Monthly instalments	4,165
Non-current advances from related parties	$ 793,556
Prime rate
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	1.00%